Stock Option Plan - Weighted-average assumptions (Details 2)	0 Months Ended	12 Months Ended
	Aug. 15, 2013	Dec. 31, 2013 2010 Stock Option Plan (the "Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years	1 year 6 months
Expected volatility	134.10%	153.61%
Dividend yield		0.00%
Risk-free interest rate	1.60%	0.215%